Fair Value Measurement (Fair Values Of The Company's Assets And Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Jun. 28, 2012		Dec. 29, 2011		Dec. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents	$ 0.2	[1]
Total assets	0.2
Current portion of interest rate swap agreements	10.2	[2]	24.0	[2],[3]	25.3	[3]
Interest rate swap agreements	16.0	[2]	46.8	[2],[3]	45.5	[3]
Total liabilities	26.2		70.8		70.8
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Cash equivalents	0.2	[1]
Total assets	0.2
Current portion of interest rate swap agreements			0	[3]	0	[3]
Interest rate swap agreements			0	[3]	0	[3]
Total liabilities			0		0
Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of interest rate swap agreements	10.2	[2]	24.0	[2],[3]	25.3	[3]
Interest rate swap agreements	16.0	[2]	46.8	[2],[3]	45.5	[3]
Total liabilities	26.2		70.8		70.8
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Current portion of interest rate swap agreements			0	[3]	0	[3]
Interest rate swap agreements			0	[3]	0	[3]
Total liabilities			$ 0		$ 0

[1]	Cash Equivalents—The Company’s cash equivalents are carried at estimated fair value.
[2]	Interest Rate Swap Agreements—The carrying amount and fair value of the interest rate swap agreements are equivalent since the Company accounts for these instruments at fair value. Refer to Note 7-Derivative Instruments and Hedging Activities.
[3]	Interest Rate Swap Agreements—Refer to Note 11.